Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property Plant and Equipment
The Company’s property, plant and equipment are as follows as of December 31, 2015 and 2014.

	December 31,
(in thousands)	2015	2014
Oil and gas producing properties	$2,870,691	$2,181,880
Impairment of gas properties	(18,250)	—
Accumulated depreciation	(498,467)	(201,608)
Oil and gas producing properties, net	2,353,974	1,980,272
Midstream property and equipment	889,776	467,956
Accumulated depreciation	(25,662)	(4,038)
Midstream property and equipment, net	864,114	463,918
Other property and equipment	34,425	21,376
Accumulated depreciation	(9,382)	(4,235)
Other property and equipment, net	25,043	17,141
Property, plant and equipment, net	$3,243,131	$2,461,331